UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—90.11%
Alabama—0.35%
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue (Infirmary Health System, Inc.),
Series B,
0.130%, VRD	13,200,000	13,200,000
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.090%, VRD	1,100,000	1,100,000
		14,300,000
Alaska—0.66%
Alaska International Airports Revenue Refunding (System),
Series A,
0.110%, VRD	7,000,000	7,000,000
Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	20,000,000	20,056,975
		27,056,975
Arizona—1.73%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project),
Series C,
0.150%, VRD	39,100,000	39,100,000
Arizona Board of Regents University System Revenue Refunding,
Series A,
0.100%, VRD	6,500,000	6,500,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project),
Series A,
0.160%, VRD	2,700,000	2,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan Chase PUTTERs),
Series 3030,
0.160%, VRD[1,2]	6,460,000	6,460,000
Series 3242,
0.160%, VRD[1,2]	5,695,000	5,695,000
Yavapai County Industrial Development Authority Revenue (Skanon Investments-Drake Project),
Series A,
0.250%, VRD	11,000,000	11,000,000
		71,455,000
California—4.00%
California Educational Facilities Authority Revenue (California Institute of Technology),
Series B,
0.080%, VRD	5,450,000	5,450,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.100%, VRD	5,000,000	5,000,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.130%, VRD	5,275,000	5,275,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-2, Subseries 1,
0.190%, due 10/13/11	6,000,000	6,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Housing Finance Agency Revenue (Home Mortgage),
Series M,
0.150%, VRD[3]	11,355,000	11,355,000
California Infrastructure & Economic Development Bank Revenue (Santa Barbara Performing Arts),
0.230%, VRD	10,955,000	10,955,000
California Municipal Finance Authority Revenue (Chevron USA - Recovery Zone Bonds),
Series B,
0.100%, VRD	400,000	400,000
Series C,
0.090%, VRD	4,600,000	4,600,000
California Pollution Control Financing Authority Pollution Control Center Revenue Refunding (ExxonMobil Project),
0.040%, VRD	1,300,000	1,300,000
California State Economic Recovery,
Series C-3,
0.130%, VRD	5,950,000	5,950,000
California State,
Series A-1,
0.100%, VRD	4,400,000	4,400,000
East Bay Municipal Utility District Water System Revenue Refunding,
Subseries A-2
(Mandatory Put 03/01/12 @ 100),
0.190%, VRD	5,905,000	5,905,000
Los Angeles County Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 02/29/12	11,000,000	11,096,991
San Diego County & School District Note Participations Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/29/12	3,000,000	3,038,386
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.160%, VRD	5,000	5,000
Santa Clara Electrical Revenue,
Subseries B,
0.160%, VRD	8,185,000	8,185,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.080%, VRD	3,000,000	3,000,000
Series C,
0.100%, VRD	1,125,000	1,125,000
South Placer Wastewater Authority Wastewater Revenue Refunding,
Series A,
0.100%, VRD	2,600,000	2,600,000
Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	67,000,000	67,973,083
Whittier Health Facilities Revenue (Presbyterian Intercommunity),
Series A,
0.110%, VRD	1,600,000	1,600,000
		165,213,460

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Colorado—2.84%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.180%, VRD[1,2]	16,660,000	16,660,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program),
Series A-9,
0.210%, VRD	4,135,000	4,135,000
Series C-7,
0.140%, VRD	4,950,000	4,950,000
Colorado Health Facilities Authority Revenue (Adventist Health - Sunbelt),
Series B,
0.110%, VRD	10,000,000	10,000,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.140%, VRD	2,530,000	2,530,000
Colorado Housing & Finance Authority (Single Family), Class I,
Series C-3,
0.160%, VRD[3]	4,000,000	4,000,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue, Class I,
Series A-3,
0.160%, VRD[3]	6,500,000	6,500,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.140%, VRD	14,425,000	14,425,000
Series A2,
0.140%, VRD	15,000,000	15,000,000
Series A3,
0.140%, VRD	11,000,000	11,000,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.150%, VRD	10,845,000	10,845,000
University of Colorado Hospital Authority Revenue,
Series A,
0.150%, VRD	16,965,000	16,965,000
		117,010,000
Connecticut—0.21%
Hartford County Metropolitan District Bond Anticipation Notes,
2.000%, due 10/05/11	8,500,000	8,500,770

Delaware—0.37%
Delaware State Economic Development Authority Revenue (Peninsula United Methodist Homes, Inc.),
Series B,
0.110%, VRD	15,100,000	15,100,000

District of Columbia—0.75%
District of Columbia Revenue (George Washington University),
Series C,
0.160%, VRD	21,025,000	21,025,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia Revenue (German Marshall Fund of United States),
0.160%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University),
Series B,
0.090%, VRD	2,000,000	2,000,000
		31,025,000
Florida—3.48%
Florida Housing Finance Agency (Multi-Family Housing Country Club),
Series PP (FHLMC Insured),
0.160%, VRD	8,000,000	8,000,000
Florida State Board of Education (Public Education Capital Outlay Bonds),
Series E (Bank of America Austin Certificates,
Series 2008-1059),
0.220%, VRD[1,2]	8,335,000	8,335,000
Gainesville Utilities System Revenue,
Series B,
0.110%, VRD	2,335,000	2,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C (NATL-RE Insured),
0.150%, VRD	44,390,000	44,390,000
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist Medical),
Series D,
0.150%, VRD	2,720,000	2,720,000
JEA Water & Sewer System Revenue,
Subseries B-1,
0.130%, VRD	18,480,000	18,480,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional),
Series E,
0.140%, VRD	4,500,000	4,500,000
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments),
Series J (FNMA Insured),
0.160%, VRD	7,455,000	7,455,000
Orange County School Board Certificates of Participation,
Series E,
0.150%, VRD	23,145,000	23,145,000
Orlando Utilities Commission Utility System Revenue,
Series 2,
0.130%, VRD	5,000,000	5,000,000
Polk County Industrial Development Authority Health Care Facilities Revenue Refunding (Winter Haven Hospital),
Series B,
0.130%, VRD	9,330,000	9,330,000
Series C,
0.130%, VRD	9,860,000	9,860,000
		143,550,000
Georgia—3.18%
Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	14,000,000	14,031,949

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center),
0.150%, VRD	3,465,000	3,465,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control),
0.150%, VRD	4,500,000	4,500,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.150%, VRD	14,600,000	14,600,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.100%, VRD	32,600,000	32,600,000
Series B-2,
0.110%, VRD	31,000,000	31,000,000
Series C-3,
0.110%, VRD	10,500,000	10,500,000
Series C-4,
0.110%, VRD	9,275,000	9,275,000
Private Colleges & Universities Authority Revenue Refunding (Mercer University),
Series C,
0.160%, VRD	8,535,000	8,535,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold),
Series A,
0.150%, VRD	2,550,000	2,550,000
		131,056,949
Idaho—0.81%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project),
Series B,
0.150%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	20,000,000	20,255,907
		33,255,907
Illinois—7.53%
Chicago Board of Education Refunding (Dedicated Revenue),
Series A,
0.140%, VRD	3,900,000	3,900,000
Series A-1,
0.110%, VRD	5,400,000	5,400,000
Series B,
0.140%, VRD	2,235,000	2,235,000
Chicago Board of Education Refunding,
Series B,
0.140%, VRD	26,200,000	26,200,000
Chicago (Neighborhoods Alive 21),
Series B,
0.150%, VRD	11,635,000	11,635,000
Chicago (Project),
Series B-2,
0.140%, VRD	7,000,000	7,000,000
Chicago Sales Tax Revenue Refunding,
0.140%, VRD	44,150,000	44,150,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Chicago Wastewater Transmission Revenue Refunding,
Subseries C-1,
0.130%, VRD	21,100,000	21,100,000
Subseries C-2,
0.160%, VRD	11,050,000	11,050,000
Subseries C-3,
0.130%, VRD	12,100,000	12,100,000
Chicago Waterworks Revenue (Second Lien),
Subseries 2000-1,
0.150%, VRD	800,000	800,000
Cook County (Capital Improvement),
Series B,
0.460%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates),
Series 1919,
0.150%, VRD[1,2]	9,695,000	9,695,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.150%, VRD	19,300,000	19,300,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.190%, VRD	19,600,000	19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.130%, VRD	13,000,000	13,000,000
Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.130%, VRD	13,260,000	13,260,000
Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project),
0.190%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Methodist Medical Center),
Series B,
0.140%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago),
Series C,
0.120%, VRD	8,860,000	8,860,000
Illinois Finance Authority Revenue (Rush University Medical Center),
Series A,
0.140%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (University of Chicago),
Series B,
0.100%, VRD	29,900,000	29,900,000
Illinois Finance Authority Revenue (Wesleyan University),
0.140%, VRD	8,110,000	8,110,000
Illinois Finance Authority Revenue Refunding (University of Chicago),
Series C,
0.100%, VRD	7,788,000	7,788,000
Lombard Revenue (National University Health Sciences Project),
0.150%, VRD	7,735,000	7,735,000
		310,518,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Indiana—1.91%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.160%, VRD	8,300,000	8,300,000
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.130%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project),
Series A-1,
0.190%, VRD[3]	6,000,000	6,000,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A,
0.130%, VRD	7,000,000	7,000,000
Series D,
0.110%, VRD	3,500,000	3,500,000
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.100%, VRD	20,635,000	20,635,000
Series D-2,
0.100%, VRD	5,865,000	5,865,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.140%, VRD	10,600,000	10,600,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project),
Series H,
0.170%, VRD	4,000,000	4,000,000
Purdue University Revenue (Student Facilities System),
Series A,
0.090%, VRD	3,725,000	3,725,000
		79,025,000
Iowa—0.11%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.160%, VRD	4,500,000	4,500,000

Kansas—1.10%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-1,
0.080%, VRD	24,375,000	24,375,000
Series B-2,
0.080%, VRD	10,050,000	10,050,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project) (FNMA Insured),
0.160%, VRD	11,000,000	11,000,000
		45,425,000
Kentucky—2.22%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc. Project),
Series A,
0.120%, VRD	2,000,000	2,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.140%, VRD	6,800,000	6,800,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust),
Series A,
0.130%, VRD	12,575,000	12,575,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.130%, VRD	9,120,000	9,120,000
Series B,
0.130%, VRD	26,280,000	26,280,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.140%, VRD	1,260,000	1,260,000
Shelby County Lease Revenue,
Series A,
0.130%, VRD	19,795,000	19,795,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue,
Series A,
0.130%, VRD	11,265,000	11,265,000
Williamstown League of Cities Funding Trust Lease Revenue,
Series B,
0.150%, VRD	2,470,000	2,470,000
		91,565,000
Louisiana—0.18%
East Baton Rouge Parish Sales Tax Revenue Refunding (Road & Street Improvement),
Series A,
0.150%, VRD	5,000,000	5,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health),
Series B2,
0.100%, VRD	2,500,000	2,500,000
		7,500,000
Maryland—3.03%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute),
Series A,
0.110%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health Care Services),
Series B,
0.180%, VRD	7,000,000	7,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.160%, VRD	8,780,000	8,780,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University),
Series A,
0.080%, VRD	2,900,000	2,900,000
Series B,
0.120%, VRD	27,855,000	27,855,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maryland—(concluded)
Maryland State Health & Higher Educational Facilities Authority Revenue (Stevenson University),
0.210%, VRD	1,935,000	1,935,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Suburban Hospital),
0.130%, VRD	14,950,000	14,950,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments),
Series A (FNMA Insured),
0.130%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.220%, VRD	20,355,000	20,355,000
Series A-7,
0.220%, VRD	26,100,000	26,100,000
Series A-9,
0.210%, VRD	4,650,000	4,650,000
		125,180,000
Massachusetts—1.72%
Massachusetts Development Finance Agency Revenue (Boston University),
Series U-6E,
0.090%, VRD	10,700,000	10,700,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.110%, VRD	13,783,000	13,783,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series R,
0.080%, VRD	2,880,000	2,880,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System),
Series F3,
0.080%, VRD	7,005,000	7,005,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior),
Series A-1,
0.130%, VRD	24,500,000	24,500,000
University of Massachusetts Building Authority Revenue Refunding,
Series 1,
0.100%, VRD	12,000,000	12,000,000
		70,868,000
Michigan—2.84%
Grand Valley State University Revenue Refunding,
Series B,
0.120%, VRD	7,500,000	7,500,000
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.130%, VRD	2,800,000	2,800,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series E,
0.120%, VRD	27,455,000	27,455,000
Series F,
0.100%, VRD	4,955,000	4,955,000
Michigan State Housing Development Authority,
Series B,
0.180%, VRD[3]	19,400,000	19,400,000
Series D,
0.160%, VRD	7,100,000	7,100,000
Michigan State Strategic Fund Limited Obligation Revenue (Consumers Energy Co.),
0.110%, VRD	10,000,000	10,000,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc., Project),
Series A,
0.160%, VRD	6,000,000	6,000,000
University of Michigan Revenues (Hospital),
Series A,
0.120%, VRD	1,410,000	1,410,000
Series B,
0.100%, VRD	24,785,000	24,785,000
University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.090%, VRD	5,800,000	5,800,000
		117,205,000
Minnesota—0.21%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program),
Series B,
0.150%, VRD	8,620,000	8,620,000

Mississippi—2.83%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.120%, VRD	5,000,000	5,000,000
Series B,
0.080%, VRD	15,000,000	15,000,000
0.090%, VRD	3,600,000	3,600,000
0.100%, VRD	1,200,000	1,200,000
Series C,
0.100%, VRD	1,000,000	1,000,000
Series D,
0.100%, VRD	9,300,000	9,300,000
0.110%, VRD	10,000,000	10,000,000
Series E,
0.090%, VRD	400,000	400,000
Series G,
0.100%, VRD	31,845,000	31,845,000
Series H,
0.090%, VRD	1,585,000	1,585,000
Series I,
0.080%, VRD	1,700,000	1,700,000
Series J,
0.100%, VRD	5,000,000	5,000,000
Series L,
0.090%, VRD	2,700,000	2,700,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Mississippi Business Finance Corp. Revenue (Drury Inns, Inc. Project),
Series A,
0.150%, VRD	12,985,000	12,985,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.100%, VRD	15,600,000	15,600,000
		116,915,000
Missouri—3.52%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.090%, VRD	7,025,000	7,025,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-1,
0.150%, VRD	7,000,000	7,000,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B,
0.130%, VRD	1,800,000	1,800,000
0.180%, VRD	9,000,000	9,000,000
Series C,
0.120%, VRD	23,900,000	23,900,000
Series D,
0.120%, VRD	23,200,000	23,200,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System),
Series C,
0.120%, VRD	6,000,000	6,000,000
Series E,
0.100%, VRD	17,200,000	17,200,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Healthcare),
Series C-3,
0.130%, VRD	13,000,000	13,000,000
Missouri Health & Educational Facilities Authority Revenue (St. Louis University),
Series B-2,
0.120%, VRD	10,505,000	10,505,000
St. Joseph Industrial Development Authority Health Facilities Revenue (Heartland Regional Medical Center),
Series A,
0.130%, VRD	13,800,000	13,800,000
St. Louis General Fund Revenue Tax & Revenue Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,059,506
University of Missouri University Revenues (Systems Facilities),
Series A,
0.120%, VRD	2,600,000	2,600,000
Series B,
0.120%, VRD	5,000,000	5,000,000
		145,089,506

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nebraska—0.23%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children),
Series A,
0.160%, VRD	9,500,000	9,500,000

New Hampshire—0.26%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.170%, VRD[1,2]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.100%, VRD	300,000	300,000
Series A,
0.120%, VRD	1,740,000	1,740,000
		10,865,000
New Jersey—0.38%
Franklin Lakes Bond Anticipation Notes,
1.000%, due 10/27/11	1,000,000	1,000,360
Montclair Township Bond Anticipation Notes & Water Utilities,
1.500%, due 03/09/12	6,832,000	6,851,283
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project),
0.280%, VRD	970,000	970,000
New Jersey Economic Development Authority Revenue (Presbyterian Homes Assisted),
Series B,
0.130%, VRD	1,965,000	1,965,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series D,
0.110%, VRD	2,700,000	2,700,000
Ringwood Borough Bond Anticipation Notes,
1.500%, due 11/04/11	2,126,980	2,128,274
		15,614,917
New Mexico—0.29%
Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	12,000,000	12,026,280

New York—5.01%
Buffalo Municipal Water Finance Authority Revenue Refunding,
0.130%, VRD	3,000,000	3,000,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.140%, VRD	8,455,000	8,455,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Elliott Chelsea Development),
Series A,
0.160%, VRD	4,800,000	4,800,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(continued)
New York City Housing Development Corp. Multi-Family Revenue (The Crest),
Series A,
0.260%, VRD	34,400,000	34,400,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties),
Series A (FNMA Insured),
0.110%, VRD	32,700,000	32,700,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments),
Series A,
0.140%, VRD	2,090,000	2,090,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project),
Series B,
0.130%, VRD	2,500,000	2,500,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (Touro College),
0.130%, VRD	1,480,000	1,480,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-5,
0.100%, VRD	4,000,000	4,000,000
New York City,
Subseries B-3,
0.120%, VRD	11,345,000	11,345,000
New York City Transitional Finance Authority (New York City Recovery),
Series 3,
Subseries 3-B,
0.100%, VRD	8,000,000	8,000,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center),
Series A-1,
0.150%, VRD	1,000,000	1,000,000
Series A-2,
0.200%, VRD	2,700,000	2,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured),
Series A,
0.140%, VRD	10,035,000	10,035,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University),
Series B-1,
0.150%, VRD	16,980,000	16,980,000
Series B-2,
0.160%, VRD	3,700,000	3,700,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.120%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing),
Series A (FNMA Insured),
0.140%, VRD	4,700,000	4,700,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue (316 11th Avenue Housing),
Series A (FNMA Insured),
0.140%, VRD	8,100,000	8,100,000
New York State Housing Finance Agency Revenue (Baisley Park Gardens),
Series A,
0.160%, VRD	4,000,000	4,000,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.140%, VRD	22,700,000	22,700,000
New York State Housing Finance Agency Revenue (West 37th Street Housing),
Series A,
0.120%, VRD	4,100,000	4,100,000
Series B,
0.120%, VRD	4,800,000	4,800,000
Oyster Bay Bond Anticipation Notes,
1.250%, due 11/18/11	9,000,000	9,009,599
		206,894,599
North Carolina—7.11%
Charlotte Water & Sewer System Revenue Refunding,
Series C,
0.170%, VRD	59,565,000	59,565,000
Charlotte Water & Sewer System Revenue,
Series B,
0.120%, VRD	52,760,000	52,760,000
Guilford County,
Series B,
0.120%, VRD	3,345,000	3,345,000
Mecklenburg County,
Series A,
0.120%, VRD	6,200,000	6,200,000
Series B,
0.150%, VRD	33,925,000	33,925,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University),
Series B,
0.100%, VRD	17,305,000	17,305,000
North Carolina Capital Facilities Finance Agency Revenue (Elon University),
0.190%, VRD	8,000,000	8,000,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
Series A,
0.070%, VRD	8,700,000	8,700,000
Series B,
0.120%, VRD	9,835,000	9,835,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas),
Series A,
0.150%, VRD	16,560,000	16,560,000
North Carolina (Public Improvement),
Series D,
0.140%, VRD	11,100,000	11,100,000
Series F,
0.150%, VRD	15,000,000	15,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Union County,
Series A,
0.120%, VRD	11,900,000	11,900,000
University of North Carolina Hospital Chapel Hill Revenue Refunding,
Series A,
0.150%, VRD	11,360,000	11,360,000
University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.280%, VRD	9,330,000	9,330,000
Wake County (Public Improvement),
0.120%, VRD	9,550,000	9,550,000
Winston-Salem Limited Obligations,
Series B,
0.130%, VRD	9,000,000	9,000,000
		293,435,000
Ohio—3.85%
Allen County Hospital Facilities Revenue (Catholic Healthcare),
Series C,
0.090%, VRD	18,775,000	18,775,000
Butler County Capital Funding Revenue (CCAO Low Cost Capital),
Series A,
0.160%, VRD	7,460,000	7,460,000
Columbus Sewer Revenue,
Series B,
0.100%, VRD	3,060,000	3,060,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.),
Series A,
0.130%, VRD	5,000,000	5,000,000
Franklin County Hospital Revenue Refunding (US Health Corp.),
Series B,
0.130%, VRD	1,865,000	1,865,000
Hamilton County Hospital Facilities Revenue (Children’s Hospital Medical Center),
Series M,
0.120%, VRD	6,450,000	6,450,000
Ohio (Common Schools),
Series A,
0.100%, VRD	4,265,000	4,265,000
Series B,
0.100%, VRD	3,670,000	3,670,000
0.110%, VRD	31,620,000	31,620,000
Series D,
0.120%, VRD	32,700,000	32,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.160%, VRD[1,2]	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.150%, VRD	14,900,000	14,900,000
Ohio State University General Receipts,
0.100%, VRD	9,100,000	9,100,000
Series B,
0.100%, VRD	3,825,000	3,825,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio State Water Development Authority Revenue Refunding (Firstenergy Nuclear Generation Corp.),
Series B,
0.150%, VRD	10,000,000	10,000,000
		158,915,000
Oregon—0.29%
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects),
Series A,
0.160%, VRD	8,875,000	8,875,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project),
Series B,
0.130%, VRD	3,000,000	3,000,000
		11,875,000
Pennsylvania—4.79%
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University),
0.110%, VRD	18,675,000	18,675,000
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center),
Series B-1,
0.120%, VRD	15,000,000	15,000,000
Series B-2,
0.130%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Health & Housing Facilities Revenue Refunding (Longwood),
Series B1,
0.110%, VRD	14,255,000	14,255,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.160%, VRD	3,750,000	3,750,000
Butler County General Authority Revenue (New Castle Area School District),
0.160%, VRD	4,625,000	4,625,000
Emmaus General Authority Revenue,
Subseries H-19,
0.140%, VRD	5,000,000	5,000,000
Montgomery County,
Series A,
0.110%, VRD	7,495,000	7,495,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University),
Series B,
0.130%, VRD	10,535,000	10,535,000
Pennsylvania Housing Finance Agency (Single Family Mortgage),
Series 83C,
0.150%, VRD[3]	15,000,000	15,000,000
Series 87B,
0.140%, VRD[3]	8,900,000	8,900,000
Pennsylvania State University Refunding,
Series B
(Mandatory Put 06/01/12 @100),
0.300%, VRD	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Revenue Refunding,
Series B,
0.140%, VRD	9,000,000	9,000,000
Series B-2,
0.150%, VRD	10,000,000	10,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien),
Series B2,
0.120%, VRD	26,700,000	26,700,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Notes,
2.000%, due 06/18/12	24,000,000	24,284,114
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.120%, VRD	9,140,000	9,140,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project),
Series B,
0.130%, VRD	3,395,000	3,395,000
		197,754,114
Rhode Island—0.12%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.130%, VRD	4,865,000	4,865,000

South Carolina—0.66%
Piedmont Municipal Power Agency Electric Revenue Refunding,
Series B,
0.130%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health),
Series C,
0.150%, VRD	4,980,000	4,980,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
0.180%, VRD[1,2]	13,105,000	13,105,000
		27,085,000
South Dakota—0.17%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.160%, VRD	6,955,000	6,955,000

Tennessee—3.39%
Blount County Public Building Authority (Local Government Public Improvement),
Series E-9-A,
0.150%, VRD	4,000,000	4,000,000
Clarksville Public Building Authority Revenue (Pooled Financing - Tennessee Municipal Bond Fund),
0.240%, VRD	1,970,000	1,970,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Tennessee—(concluded)
Knox County Health Educational & Housing Facilities Board Hospital Facilities Revenue (Catholic Healthcare),
Series B,
0.120%, VRD	1,000,000	1,000,000
Knox County Health Educational & Housing Facilities Board Hospital Facilities Revenue Refunding (Covenant Healthcare),
Series A,
0.180%, VRD	6,850,000	6,850,000
Loudon Industrial Development Board Pollution Control Revenue Refunding (A.E. Staley Manufacturing Co. Project),
0.130%, VRD	16,200,000	16,200,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project),
Series A,
0.170%, VRD	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.080%, VRD	2,000,000	2,000,000
Series A-1,
0.080%, VRD	6,750,000	6,750,000
Series B,
0.100%, VRD	10,225,000	10,225,000
Metropolitan Government of Nashville & Davidson County Industrial Development Board Revenue (YMCA Projects),
0.510%, VRD	8,195,000	8,195,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool),
0.240%, VRD	12,845,000	12,845,000
Shelby County Public Improvement and School,
Series B,
0.200%, VRD	58,550,000	58,550,000
		140,085,000
Texas—10.37%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured),
0.150%, VRD[1,2]	7,595,000	7,595,000
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured),
0.180%, VRD[1,2]	8,225,000	8,225,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.120%, VRD	20,600,000	20,600,000
Subseries C-2,
0.120%, VRD	7,100,000	7,100,000
Harris County Health Facilities Development Authority Revenue (Baylor College of Medicine),
Series A-1,
0.150%, VRD	10,400,000	10,400,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.120%, VRD	10,150,000	10,150,000
Series A-2,
0.120%, VRD	9,615,000	9,615,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.160%, VRD	8,925,000	8,925,000
Houston Airport System Revenue Refunding (Sub Lien),
0.130%, VRD	5,000,000	5,000,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project),
Series A,
0.090%, VRD	1,000,000	1,000,000
Series B,
0.080%, VRD	11,835,000	11,835,000
0.120%, VRD	19,265,000	19,265,000
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.230%, VRD	6,000,000	6,000,000
Laredo (Morgan Stanley Floater Certificates),
Series 2065 (NATL-RE Insured),
0.160%, VRD[1,2]	18,065,000	18,065,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.160%, VRD[1,2]	8,935,000	8,935,000
North Texas Higher Education Authority Student Loan Revenue,
Series E,
0.180%, VRD	13,700,000	13,700,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.190%, VRD	54,700,000	54,700,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.150%, VRD	24,390,000	24,390,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Scott and White Memorial Hospital),
Series B,
0.110%, VRD	9,000,000	9,000,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series A,
0.150%, VRD	6,500,000	6,500,000
Texas State (Veteran Housing Assistance Fund II),
Series A,
0.150%, VRD[3]	8,850,000	8,850,000
Texas State (Veterans),
Series A,
0.120%, VRD	5,000,000	5,000,000
Series C,
0.120%, VRD	20,000,000	20,000,000
Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/12	40,000,000	40,812,165

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
University of Texas University Revenues (Financing Systems),
0.050%, VRD	85,690,000	85,690,000
University of Texas University Revenues Refunding (Financing System),
Series B,
0.050%, VRD	1,065,000	1,065,000
Waco Educational Finance Corp. Revenue Refunding (Baylor University),
Series A,
0.140%, VRD	5,650,000	5,650,000
		428,067,165
Utah—0.56%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.130%, VRD	2,280,000	2,280,000
Salt Lake Valley Fire Service Area Tax & Revenue Anticipation Notes,
1.500%, due 12/29/11	5,000,000	5,014,451
Weber County Hospital Revenue (IHC Health Services),
Series A,
0.230%, VRD	15,900,000	15,900,000
		23,194,451
Vermont—0.29%
Winooski Special Obligation Refunding,
Series A,
0.110%, VRD	11,845,000	11,845,000

Virginia—2.27%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health),
Series D-2,
0.120%, VRD	8,810,000	8,810,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.080%, VRD	3,220,000	3,220,000
Series D,
0.100%, VRD	900,000	900,000
Series F,
0.110%, VRD	29,440,000	29,440,000
Norfolk Economic Development Authority Hospital Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 04/26/12 @ 100),
0.410%, VRD	6,000,000	6,000,000
Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.130%, VRD	26,050,000	26,050,000
Virginia Public School Authority School Educational Technical Notes,
Series XI,
1.000%, due 04/15/12	6,265,000	6,289,318
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation),
Series B,
0.110%, VRD	12,800,000	12,800,000
		93,509,318

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—3.37%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.160%, VRD[1,2]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.350%, VRD	32,900,000	32,900,000
Series B,
0.250%, VRD	31,950,000	31,950,000
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Research Center),
Series B,
0.160%, VRD	11,700,000	11,700,000
Series C,
0.150%, VRD	11,505,000	11,505,000
Washington Health Care Facilities Authority (Swedish Health Services),
Series B,
0.140%, VRD	28,000,000	28,000,000
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project),
0.160%, VRD	8,570,000	8,570,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.140%, VRD	9,340,000	9,340,000
		138,965,000
West Virginia—0.17%
West Virginia Economic Development Authority Pollution Control Revenue Refunding (Ohio Power Co. - Kammer),
Series B,
0.120%, VRD	7,100,000	7,100,000

Wisconsin—0.78%
Wisconsin Center District Tax Revenue,
Series A,
0.150%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services),
Series B,
0.120%, VRD	14,240,000	14,240,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System),
0.110%, VRD	8,000,000	8,000,000
		32,240,000
Wyoming—0.17%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project),
Series A,
0.130%, VRD	7,000,000	7,000,000
Total municipal bonds and notes (cost—$3,717,725,411)		3,717,725,411

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—9.96%
California—0.48%
Los Angeles Department of Water and Power,
0.200%, due 10/13/11	10,000,000	10,000,000
Santa Clara County Teeter Plan,
0.190%, due 10/03/11	10,000,000	10,000,000
		20,000,000
Connecticut—0.24%
Yale University,
0.130%, due 10/05/11	10,000,000	10,000,000

Florida—0.44%
Florida Local Government,
0.230%, due 10/06/11	18,000,000	18,000,000

Georgia—0.30%
Atlanta Airport,
0.220%, due 10/05/11	5,000,000	5,000,000
Emory University,
0.150%, due 11/01/11	7,225,000	7,225,000
		12,225,000
Illinois—0.62%
Illinois Educational Facilities Authority Revenue,
0.180%, due 11/04/11	25,600,000	25,600,000

Kentucky—1.14%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.160%, due 10/6/11	37,000,000	37,000,000
0.220%, due 10/6/11	10,000,000	10,000,000
		47,000,000
Maryland—1.42%
Baltimore County,
0.210%, due 10/07/11	15,000,000	15,000,000
Johns Hopkins University,
0.140%, due 10/05/11	9,929,000	9,929,000
0.130%, due 10/06/11	8,000,000	8,000,000
0.180%, due 11/03/11	20,000,000	20,000,000
Montgomery County,
0.250%, due 10/06/11	5,600,000	5,600,000
		58,529,000
Massachusetts—0.19%
Harvard University,
0.120%, due 12/06/11	8,000,000	8,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Minnesota—0.17%
Mayo Clinic,
0.180%, due 12/07/11	7,000,000	7,000,000

New York—1.16%
Metropolitan Transportation Authority,
0.210%, due 10/05/11	12,500,000	12,500,000
0.220%, due 10/05/11	10,000,000	10,000,000
0.160%, due 10/07/11	10,500,000	10,500,000
New York State Power Authority,
0.170%, due 12/06/11	15,000,000	15,000,000
		48,000,000
Ohio—0.24%
Cleveland Clinic,
0.380%, due 02/02/12	10,000,000	10,000,000

Tennessee—0.85%
Vanderbilt University,
0.300%, due 10/25/11	10,000,000	10,000,000
0.260%, due 11/08/11	10,000,000	10,000,000
0.150%, due 12/01/11	15,000,000	15,000,000
		35,000,000
Texas—1.84%
Harris County,
0.150%, due 10/05/11	23,230,000	23,230,000
0.250%, due 12/05/11	20,000,000	20,000,000
Methodist Hospital,
0.280%, due 05/03/12	8,000,000	8,000,000
University of Texas,
0.120%, due 10/05/11	9,619,000	9,619,000
0.180%, due 11/03/11	15,000,000	15,000,000
		75,849,000
Virginia—0.39%
University of Virginia,
0.150%, due 12/06/11	16,000,000	16,000,000

Washington—0.14%
University of Washington,
0.200%, due 12/05/11	6,000,000	6,000,000

Wisconsin—0.12%
City of Milwaukee,
0.200%, due 10/11/11	5,000,000	5,000,000

Wyoming—0.22%
PacifiCorp,
0.160%, due 10/07/11	9,000,000	9,000,000
Total tax-exempt commercial paper (cost—$411,203,000)		411,203,000
Total investments (cost—$4,128,928,411 which approximates cost for federal income tax purposes)[4]—100.07%		4,128,928,411
Liabilities in excess of other assets—(0.07)%		(3,051,459)
Net assets (applicable to 4,126,601,713 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		4,125,876,952

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2011 (unaudited)

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.98% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Security subject to Alternative Minimum Tax.
4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2011 and reset periodically.

US generally accepted accounting principles requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”).” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	3,717,725,411	—	3,717,725,411
Tax-exempt commercial paper	—	411,203,000	—	411,203,000
Total	—	4,128,928,411	—	4,128,928,411

Weighted average maturity—22 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2011.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2011